TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange		$ 912	$ 36	$ (404)
Accrued interest liability on uncertain tax positions		$ 1,225	$ 498
Tax rate		25.00%	26.50%	26.50%
Tax exempt undistributed retained earnings		$ 87,762
Income tax liability, contingent upon distribution of previously tax exempt earnings		$ 17,552
Corporate statutory tax rate on 2018 and thereafter		23.00%
Corporate statutory tax rate on 2017		24.00%
Preferred Enterprise Status [Member] | Development Zone [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate		9.00%
Preferred Enterprise Status [Member] | Elsewhere In Israel [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate		16.00%
Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period		2 years
Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period		8 years
Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period		5 years
Development Area A [Member]
Income Taxes [Line Items]
Tax rate		7.50%
Development Area A [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Tax rate	9.00%
Other Area [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Tax rate	16.00%
Domestic [Member] | Israeli Parliament Tax Law Effect [Member]
Income Taxes [Line Items]
Tax rate		26.50%
Domestic [Member] | Preferred Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		12.00%
Domestic [Member] | Preferred Enterprise Status [Member] | DevelopmentZoneOneMember
Income Taxes [Line Items]
Tax rate		7.50%
Domestic [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax benefit, Limitations on Use		The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.
Percentage of income required to be derived from export in order to earn available tax benefits		25.00%
Domestic [Member] | Special Preferred Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		6.00%
Domestic [Member] | Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		25.00%
Domestic [Member] | Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		10.00%
Foreign [Member] | Special Preferred Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		4.00%
Foreign [Member] | United States Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount		$ 5,388
Operating loss carryforward limitations of use		can be carried forward and offset against taxable income up to 20 years
Foreign [Member] | United States Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date		Dec. 31, 2024
Foreign [Member] | United States Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date		Dec. 31, 2027